World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
February 28, 2014

Dates Covered
Collections Period	02/01/14 - 02/28/14
Interest Accrual Period	02/18/14 - 03/16/14
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/14	678,347,749.32	30,721
Yield Supplement Overcollateralization Amount at 01/31/14	25,092,469.08	0
Receivables Balance at 01/31/14	703,440,218.40	30,721
Principal Payments	17,212,469.29	307
Defaulted Receivables	993,136.18	42
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/14	24,079,501.67	0
Pool Balance at 02/28/14	661,155,111.26	30,372

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	5,273,131.43	273
Past Due 61-90 days	1,455,059.61	64
Past Due 91 + days	445,871.94	25
Total	7,174,062.98	362

Total 31+ Delinquent as % Ending Pool Balance	1.09%

Recoveries	563,249.94

Aggregate Net Losses/(Gains) - February 2014	429,886.24

Overcollateralization Target Amount	29,751,980.01
Actual Overcollateralization	27,812,836.88

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	5.30%
Weighted Average Remaining Term	59.73

Flow of Funds	$ Amount

Collections	19,770,890.88
Advances	(22,796.71)
Investment Earnings on Cash Accounts	2,362.01
Servicing Fee	(586,200.18)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	19,164,256.00

Distributions of Available Funds
(1) Class A Interest	387,411.38
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,754,471.72
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	19,164,256.00

Servicing Fee	586,200.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 02/18/14	652,096,746.10
Principal Paid	18,754,471.72
Note Balance @ 03/17/14	633,342,274.38

Class A-1
Note Balance @ 02/18/14	56,811,746.10
Principal Paid	18,754,471.72
Note Balance @ 03/17/14	38,057,274.38
Note Factor @ 03/17/14	25.5417949%

Class A-2
Note Balance @ 02/18/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	235,000,000.00
Note Factor @ 03/17/14	100.0000000%

Class A-3
Note Balance @ 02/18/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	235,000,000.00
Note Factor @ 03/17/14	100.0000000%

Class A-4
Note Balance @ 02/18/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	109,676,000.00
Note Factor @ 03/17/14	100.0000000%

Class B
Note Balance @ 02/18/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 03/17/14	15,609,000.00
Note Factor @ 03/17/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	409,784.28
Total Principal Paid	18,754,471.72
Total Paid	19,164,256.00

Class A-1
Coupon	0.24000%
Interest Paid	10,226.11
Principal Paid	18,754,471.72
Total Paid to A-1 Holders	18,764,697.83

Class A-2
Coupon	0.48000%
Interest Paid	94,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	94,000.00

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5505744
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.1979708
Total Distribution Amount	25.7485452

A-1 Interest Distribution Amount	0.0686316
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	125.8689377
Total A-1 Distribution Amount	125.9375693

A-2 Interest Distribution Amount	0.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.4000000

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/14	96,292.32
Balance as of 02/28/14	73,495.61
Change	(22,796.71)

Reserve Account
Balance as of 02/18/14	1,903,544.61
Investment Earnings	219.05
Investment Earnings Paid	(219.05)
Deposit/(Withdrawal)	-
Balance as of 03/17/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61